CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

NOTE 21 – CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

Financial information as of December 31, 2015 and 2014, for the year ended December 31, 2015, for the twelve months ended December 31, 2014, for the six months ended December 31, 2014 and for the years ended June 30, 2014 and 2013, pertaining only to Alamogordo Financial Corp. is as follows:

BALANCE SHEETS

	December 31,
	2015	2014

ASSETS
Cash and due from banks	$394,074	$514,887
Investment in wholly owned subsidiary	29,618,697	29,185,530
ESOP note receivable	283,887	331,790
Prepaid and other assets	8,541	5,799

TOTAL ASSETS	$30,305,199	$30,038,006

LIABILITIES AND STOCKHOLDERS’ EQUITY
Liabilities
Income taxes payable	$646,054	$651,675
Accrued interest and other liabilities	15,421	50,000
Total liabilities	661,475	701,675

Stockholders’ equity
Common stock, $0.10 par value; 20,000,000 shares authorized,
1,685,132 issued, 1,679,500 outstanding at
December 31, 2015 and 2014.	168,513	168,552
Additional paid-in capital	9,713,894	9,714,459
Retained earnings	20,404,880	20,084,266
Accumulated other comprehensive loss	(216,047)	(148,446)
Treasury stock, at cost; 5,632 shares	(139,332)	(139,332)
Unearned employee stock ownership plan (ESOP) shares	(288,184)	(343,168)
Total stockholders’ equity	29,643,724	29,336,331

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$30,305,199	$30,038,006

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

		Twelve Months	Six Months
	Year Ended	Ended	Ended
	December 31,	December 31,	December 31,	Years Ended June 30,
	2015	2014	2014	2014	2013
		(Unaudited)
Interest income on ESOP note receivable	$12,986	$30,422	$11,560	$18,862	$-
Noninterest income
Equity in income (loss) of subsidiary	446,390	540,326	1,047,091	(1,027,871)	12,600

Noninterest expense
Professional fees and other	138,762	245,164	109,678	225,567	145,122

Income (loss) before income taxes	320,614	325,584	948,973	(1,234,576)	(132,522)

Provision for income taxes	-	-	-	-	-

Net income (loss)	320,614	325,584	948,973	(1,234,576)	(132,522)

Other comprehensive (loss) income
Unrealized (loss) gain on available-for-sale securities	(67,601)	916,352	401,181	(38,184)	(635,904)

COMPREHENSIVE INCOME (LOSS)	$253,013	$1,241,936	$1,350,154	$(1,272,760)	$(768,426)

STATEMENTS OF CASH FLOWS

		Twelve Months	Six Months
	Year Ended	Ended	Ended
	December 31,	December 31,	December 31,	Years Ended June 30,
	2015	2014	2014	2014	2013
		(Unaudited)
Cash flows from operating activities
Net income (loss)	$320,614	$325,584	$948,973	$(1,234,576)	$(132,522)
Adjustments to reconcile net income (loss) to net cash from operating activities
Equity in (income) loss of subsidiary	(446,390)	(540,326)	(1,047,091)	1,027,871	(12,600)
Changes in operating assets and liabilities
Income taxes payable	(5,621)	460,682	150,352	310,330	190,943
Prepaid and other assets	(2,742)	(5,799)	41,370	(47,169)	360,804
Accrued interest and other liabilities	(34,579)	70,957	(42,559)	33,361	(211,792)
Other, net	2	24,545	7,499	21	-
Net cash (used for) provided by operating activities	(168,716)	335,643	58,544	89,838	194,833

Cash flows from investing activities -
Principal collections on ESOP note receivable	47,903	29,197	29,197	-	-
Funding of ESOP	-	(106,919)	-	(106,919)	-
Net cash provided by (used for) investing activities	47,903	(77,722)	29,197	(106,919)	-

Cash flows from financing activities -
Stock repurchases	-	-	-	-	(320,781)

Net (decrease) increase in cash and due from banks	(120,813)	257,921	87,741	(17,081)	(125,948)

Cash and due from banks, beginning of period	514,887	256,966	427,146	444,227	570,175

Cash and due from banks, end of period	$394,074	$514,887	$514,887	$427,146	$444,227

Supplemental disclosures:
Noncash investing and financing activities:
Sale of treasury shares to ESOP	$-	$345,074	$-	$345,074	$-
Issuance of common stock in merger	$-	$5,783,428	$5,783,428	$-	$-